Debt - Additional Information (Detail) (Plaza 25 [Member], USD $) In Millions, unless otherwise specified	Jun. 13, 2014
Plaza 25 [Member]
Debt Instrument [Line Items]
Maximum amount of Revolving Credit Facility	$ 30